                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2010

[USAA Logo]
USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERNATIONAL FUND
FEBRUARY 28, 2010

(Form N-Q)

48476 -0410                                                                                                                                                                                                                                                     ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund
February 28, 2010 (unaudited)

Number of Shares	Security	Market Value (000)

	COMMON STOCKS (98.2%)
	Consumer Discretionary (11.5%)
	Advertising (1.8%)
2,860,292	WPP plc	$26,343

	Apparel & Accessories & Luxury Goods (5.7%)
1,244,020	Burberry Group plc	11,865
540,860	Compagnie Financiere Richemont S.A.	18,236
473,570	LVMH Moet Hennessy Louis Vuitton S.A.	51,329

		81,430

	Casinos & Gaming (0.9%)
2,003,811	Ladbrokes plc	4,458
3,081,040	William Hill plc	9,161

		13,619

	Distributors (0.9%)
2,704,400	Li & Fung Ltd.	12,578

	Movies & Entertainment (0.6%)
324,346	Vivendi S.A.	8,170

	Publishing (1.6%)
1,116,310	Wolters Kluwer N.V.	22,504

	Total Consumer Discretionary	164,644

	Consumer Staples (19.9%)
	Brewers (3.2%)
917,990	Heineken N.V.	45,087

	Distillers & Vintners (3.6%)
1,933,960	Diageo plc	31,376
273,546	Pernod Ricard S.A.	20,609

		51,985

	Food Retail (1.9%)
382,400	Lawson, Inc.	16,721
1,653,829	Tesco plc	10,584

		27,305

	Household Products (3.9%)
204,100	Kao Corp.	5,220
974,630	Reckitt Benckiser Group plc	51,241

		56,461

	Packaged Foods & Meat (5.9%)
367,189	DANONE S.A.	21,474
1,276,000	Nestle S.A.	63,488

		84,962

	Personal Products (1.4%)
319,350	Beiersdorf AG	19,579

1  |  USAA International Fund

Number of Shares	Security	Market Value (000)

	Total Consumer Staples	$285,379

	Energy (5.6%)
	Integrated Oil & Gas (3.1%)
847,420	Royal Dutch Shell plc "A"	23,130
379,146	Total S.A. ADR	21,103

		44,233

	Oil & Gas Exploration & Production (2.5%)
6,018,000	CNOOC Ltd.	9,443
3,661	INPEX Holdings, Inc.	26,784

		36,227

	Total Energy	80,460

	Financials (14.2%)
	Asset Management & Custody Banks (1.5%)
707,102	Julius Baer Group Ltd.	21,998

	Consumer Finance (0.4%)
580,700	Aeon Credit Service Co. Ltd.	5,948

	Diversified Banks (6.7%)
1,825,260	Banca Intesa S.p.A. *	6,419
420,600	Banco Santander S.A. ADR	5,030
215,552	Erste Bank der Oesterreichischen Sparkassen AG	8,121
2,829,348	HSBC Holdings plc	31,045
235,800	ICICI Bank Ltd. ADR	9,019
48,265	Komercni Banka A.S.	9,512
1,110,971	Standard Chartered plc (a)	26,461

		95,607

	Diversified Capital Markets (0.6%)
581,822	UBS AG *	8,021

	Investment Banking & Brokerage (0.6%)
1,152,200	Nomura Holdings, Inc.	8,507

	Multi-Line Insurance (1.4%)
963,230	AXA S.A.	19,392

	Other Diversified Financial Services (1.2%)
2,004,178	ING Groep N.V. *	17,916

	Reinsurance (0.4%)
129,487	Swiss Re	5,819

	Specialized Finance (1.4%)
287,590	Deutsche Boerse AG	20,003

	Total Financials	203,211

	Health Care (11.2%)
	Biotechnology (0.6%)
156,958	Actelion Ltd. *	8,000

	Health Care Equipment (2.6%)
57,689	Sonova Holding AG	7,196
250,670	Synthes, Inc.	29,891

		37,087

	Pharmaceuticals (8.0%)
470,255	Bayer AG	31,164
238,425	Merck KGaA	18,765

Portfolio of Investments  |  2

Number of Shares	Security	Market Value (000)

387,320	Roche Holdings AG	$64,683

		114,612

	Total Health Care	159,699

	Industrials (10.6%)
	Air Freight & Logistics (1.6%)
869,020	TNT N.V.	22,495

	Electrical Components & Equipment (3.7%)
449,960	Legrand S.A.	14,089
371,769	Schneider Electric S.A.	39,703

		53,792

	Human Resource & Employment Services (0.5%)
4,298,880	Hays plc	6,837

	Industrial Conglomerates (1.0%)
959,516	Smiths Group plc	15,201

	Industrial Machinery (1.2%)
177,600	FANUC Ltd.	17,351

	Railroads (2.6%)
699,682	Canadian National Railway Co.	36,845

	Total Industrials	152,521

	Information Technology (10.4%)
	Application Software (0.8%)
248,890	SAP AG	11,102

	Electronic Components (2.6%)
77,100	Hirose Electric Co. Ltd.	8,201
1,169,500	HOYA Corp.	29,301

		37,502

	IT Consulting & Other Services (1.6%)
402,980	Infosys Technologies Ltd. ADR	22,930

	Office Electronics (2.4%)
618,500	Canon, Inc.	25,723
763,500	Konica Minolta Holdings, Inc.	7,898

		33,621

	Semiconductor Equipment (0.5%)
112,000	Tokyo Electron Ltd.	6,921

	Semiconductors (2.5%)
30,973	Samsung Electronics Co. Ltd.	19,867
1,680,743	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,387

		36,254

	Total Information Technology	148,330

	Materials (10.2%)
	Diversified Metals & Mining (0.7%)
307,920	BHP Billiton plc	9,423

	Industrial Gases (5.3%)
228,869	Air Liquide S.A.	27,334
434,570	Linde AG	48,930

		76,264

	Paper Products (0.6%)
604,600	Svenska Cellulosa AB "B"	8,938

3  |  USAA International Fund

Number of Shares	Security	Market Value (000)

	Specialty Chemicals (3.6%)
36,413	Givaudan S.A.	$29,913
402,900	Shin-Etsu Chemical Co. Ltd.	21,677

		51,590

	Total Materials	146,215

	Telecommunication Services (2.1%)
	Integrated Telecommunication Services (1.1%)
7,393,650	Singapore Telecommunications Ltd.	16,042

	Wireless Telecommunication Services (1.0%)
98,570	America Movil S.A.B. de C.V. ADR "L"	4,393
701,680	MTN Group Ltd.	10,168

		14,561

	Total Telecommunication Services	30,603

	Utilities (2.5%)
	Electric Utilities (0.6%)
265,054	E.ON AG	9,440

	Multi-Utilities (1.9%)
727,266	Gaz de France S.A.	26,708

	Total Utilities	36,148

	Total Common Stocks (cost: $1,287,368)	1,407,210

	MONEY MARKET INSTRUMENTS (1.3%)
	MONEY MARKET FUNDS (1.3%)
18,616,732	State Street Institutional Liquid Reserve Fund, 0.12% (b)(cost: $18,617)	18,617

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.5%)
	MONEY MARKET FUNDS (1.3%)
19,194,527	BlackRock Liquidity Funds TempFund Portfolio, 0.10%(b)	19,194

Principal Amount (000)

	REPURCHASE AGREEMENTS (0.2%)
$1,400	Credit Suisse First Boston LLC, 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $1,400 (collateralized by $1,430 of U.S. Treasury, 0.13%(c), due 6/03/2010; market value $1,430)	1,400

Portfolio of Investments  |  4

Principal Amount (000)	Security		Market Value (000)

$1,500	Deutsche Bank Securities, Inc., 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $1,500 (collateralized by $1,498 of Freddie Mac(d), 2.50%, due 4/23/2014; market value $1,531)	$	1,500

	Total Repurchase Agreements		2,900

	Total Short-term Investments Purchased With Cash Collateral From Securities Loaned (cost: $22,094)		22,094

	Total Investments (cost: $1,328,079)		$1,447,921

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
EQUITY SECURITIES:
COMMON STOCKS	$1,407,210	$—	$—	$1,407,210
MONEY MARKET INSTRUMENTS:
MONEY MARKET FUNDS	18,617	—	—	18,617
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED:
MONEY MARKET FUNDS	19,194	—	—	19,194
REPURCHASE AGREEMENTS	—	2,900	—	2,900
Total	$1,445,021	$2,900	$—	$1,447,921

 5  |  USAA International Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: International Fund Shares and International Fund Institutional Shares.  Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class.  These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class’s relative net assets.  Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.  The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund’s subadviser, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund’s foreign securities.  If the Manager

6  |  USAA International Fund

determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Manager, under valuation procedures approved by the Trust’s Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund’s subadviser, if applicable, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

7  |  USAA International Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. Lending of portfolio securities - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day’s ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.  The aggregate fair market value of the loaned portion of these securities as of February 28, 2010, was approximately $21,436,000.

E. Subsequent events - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. New accounting pronouncement - In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods

Notes to Portfolio of Investments  |  8

within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

G. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $225,410 and $105,568, respectively, resulting in net unrealized appreciation of $119,842,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,433,229,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)	The security or a portion thereof was out on loan as of February 28, 2010.
(b)	Rate represents the money market fund annualized seven-day yield at February 28, 2010.
(c)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d)
Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

*	Non-income-producing security.

 9  |  USAA International Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.